SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PUGET ENERGY - Condensed Statements of Cash Flows (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended							11 Months Ended	12 Months Ended		11 Months Ended	1 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 PUGET ENERGY		Dec. 31, 2010 PUGET ENERGY		Dec. 31, 2009 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2010 Successor [Member]	Dec. 31, 2009 Successor [Member] PUGET ENERGY	Feb. 05, 2009 Predecessor [Member]	Feb. 05, 2009 Predecessor [Member] PUGET ENERGY
Operating activities:
Net income	$ 146,171	$ 112,466	$ 123,290	$ 30,311	$ 186,771	$ 123,290		$ 30,311		$ 174,015	$ 123,290	$ 30,311	$ 174,015	$ 12,756	$ 12,756
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Unrealized gain on derivative instruments	(76,850)	(23,542)				33,549		(3,599)		(156,601)	45,043	50,495	0	3,867	0
Deferred income taxes and tax credits - net	52,657	43,278				(57,151)		(52,364)		244,216	33,318	(32,955)	(7,886)	(512)	0
Equity in earnings of subsidiary						(228,288)	[1]	(92,700)	[1]				(231,978) [1]		(31,611)	[1]
Other						12,837		18,169					3,153		(14)
Dividends received from subsidiaries						212,875		186,733					183,071		0
Accounts receivable						618		(891)					0		0
Income taxes	1,892	63,893				14,069		20,601		(133,773)	64,630	58,434	(21,951)	18,277	(1,539)
Accounts payable	(86,438)	(51,557)				0		(48)		(85,073)	1,098	(26,396)	(88,912)	(40,203)	0
Affiliated payables						0		0					0		20,015
Accrued interest						9,045		(926)					5,406		0
Net cash provided by operating activities	545,857	741,367				120,844		105,286		1,010,570	1,010,328	865,949	14,918	57,775	(393)
Investing activities:
Investment in subsidiaries						(287,000)		0					(25,960)		0
(Increase) decrease in loan to subsidiaries						(7,400)		300					2,828		346
Net cash used in investing activities	(474,903)	(603,052)				(294,400)		300		(783,076)	(1,076,815)	(905,767)	(23,132)	(53,500)	346
Financing activities:
Dividends paid	(88,444)	(116,691)				(117,441)		(104,311)		(121,179)	(117,441)	(104,311)	(121,178)	0	0
Long-term notes and bonds issued	1,314,000	1,087,000				787,000		450,000		400,211	1,382,000	1,025,000	50,211	250,000	0
Redemption of term-loan	(1,273,000)	(744,000)				(484,000)		(443,000)		(158,000)	(769,000)	(675,000)	0	0	0
Issue cost	(6,400)	(5,593)				(6,016)		(8,157)		(16,372)	(18,033)	(18,161)	(6,428)	7,133	0
Net cash provided by (used in) financing activities	(92,056)	(152,000)				179,543		(105,468)		(380,930)	67,165	(2,152)	(77,395)	103,444	0
Net increase (decrease) in cash and cash equivalents	(21,102)	(13,685)				5,987		118		(153,436)	678	(41,970)	(85,609)	107,719	(47)
Cash and cash equivalents at beginning of period	37,235	36,557	36,557			237		119			36,557	78,527		38,526	57
Cash and cash equivalents at end of period	$ 16,133	$ 22,872	$ 37,235	$ 36,557		$ 6,224		$ 237		$ 78,527	$ 37,235	$ 36,557	$ 119	$ 146,245	$ 10

[1]	Equity earnings of subsidiary included earnings from PSE of $204.1 million and $26.1 million for the years ended December 31, 2011 and 2010, respectively, and purchase accounting adjustments recorded at Puget Energy for PSE of $24.2 million and $66.6 million for the years ended December 31, 2011 and 2010, respectively.